Share-based plans - Subsidiary stock incentive plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary stock incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	€ 87,157,000	€ 35,250,000	€ 6,984,000